Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock and Stock Plans

Note 19: Common Stock and Stock Plans
Common Stock
Table 19.1 presents our reserved, issued and authorized shares of common stock at December 31, 2015.

Table 19.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	9,011,692
Director plans	825,868
Stock plans (1)	414,005,566
Convertible securities and warrants	100,652,100
Total shares reserved	524,495,226
Shares issued	5,481,811,474
Shares not reserved or issued	2,993,693,300
Total shares authorized	9,000,000,000

(1)	Includes employee options, restricted shares and restricted share rights, 401(k) profit sharing and compensation deferral plans.

At December 31, 2015, we had warrants outstanding and exercisable to purchase 34,816,632 shares of our common stock with an exercise price of $33.92 per share, expiring on October 28, 2018. We purchased none of these warrants in 2015 or 2014. Warrants to purchase 3,607,802 and 684,430 shares of our common stock were exercised in 2015 and 2014, respectively. These warrants were issued in connection with our participation in the Troubled Asset Relief Program (TARP) Capital Purchase Program (CPP).

Dividend Reinvestment and Common Stock Purchase Plans
Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value by reinvesting dividends and/or making optional cash payments, under the plan's terms.

Employee Stock Plans
We offer stock-based employee compensation plans as described below. For information on our accounting for stock-based compensation plans, see Note 1 (Summary of Significant Accounting Policies).

LONG-TERM INCENTIVE COMPENSATION PLANS  Our Long- Term Incentive Compensation Plan (LTICP) provides for awards of incentive and nonqualified stock options, stock appreciation rights, restricted shares, restricted stock rights (RSRs), performance share awards (PSAs), performance units and stock awards with or without restrictions.
Beginning in 2010, we granted RSRs and performance shares as our primary long-term incentive awards instead of stock options. Holders of RSRs are entitled to the related shares of common stock at no cost generally vesting over three to five years after the RSRs were granted. RSRs generally continue to vest after retirement according to the original vesting schedule. Except in limited circumstances, RSRs are canceled when employment ends.
Holders of each vested PSA are entitled to the related shares of common stock at no cost. PSAs continue to vest after retirement according to the original vesting schedule subject to satisfying the performance criteria and other vesting conditions.
Holders of RSRs and PSAs may be entitled to receive additional RSRs and PSAs (dividend equivalents) or cash payments equal to the cash dividends that would have been paid had the RSRs or PSAs been issued and outstanding shares of common stock. RSRs and PSAs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying award.
Stock options must have an exercise price at or above fair market value (as defined in the plan) of the stock at the date of grant (except for substitute or replacement options granted in connection with mergers or other acquisitions) and a term of no more than 10 years. Except for options granted in 2004 and 2005, which generally vested in full upon grant, options generally become exercisable over three years beginning on the first anniversary of the date of grant. Except as otherwise permitted under the plan, if employment is ended for reasons other than retirement, permanent disability or death, the option exercise period is reduced or the options are canceled.
Compensation expense for most of our RSRs, and PSAs granted prior to 2013 is based on the quoted market price of the related stock at the grant date; beginning in 2013 certain RSRs and all PSAs granted include discretionary performance based vesting conditions and are subject to variable accounting. For these awards, the associated compensation expense fluctuates with changes in our stock price. Stock option expense is based on the fair value of the awards at the date of grant. Table 19.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

Table 19.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2015	2014	2013
RSRs	$675	639	568
Performance shares	169	219	157
Total stock incentive compensation expense	$844	858	725
Related recognized tax benefit	$318	324	273

For various acquisitions and mergers, we converted employee and director stock options of acquired or merged companies into stock options to purchase our common stock based on the terms of the original stock option plan and the agreed-upon exchange ratio. In addition, we converted restricted stock awards into awards that entitle holders to our stock after the vesting conditions are met. Holders receive cash dividends on outstanding awards if provided in the original award.
The total number of shares of common stock available for grant under the plans at December 31, 2015, was 214 million.

Director Awards
Beginning in 2011, we granted only common stock awards under the LTICP to non-employee directors elected or re-elected at the annual meeting of stockholders and prorated awards to directors who join the Board at any other time. Stock awards vest immediately. Options also were granted to directors prior to 2011 and can be exercised after 12 months through the tenth anniversary of the grant date. Options granted prior to 2005 may include the right to acquire a “reload” stock option. Reload grants are fully vested upon grant and are expensed immediately. The last reload options were granted in 2013. As of December 31, 2015, none of the options outstanding included a reload feature.

Restricted Share Rights
A summary of the status of our RSRs and restricted share awards at December 31, 2015, and changes during 2015 is presented in Table 19.3.

Table 19.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2015	53,572,149	$36.46
Granted	13,363,597	55.34
Vested	(25,712,018)	37.39
Canceled or forfeited	(588,936)	41.98
Nonvested at December 31, 2015	40,634,792	42.00

The weighted-average grant date fair value of RSRs granted during 2014 and 2013 was $36.46 and $35.52, respectively.
At December 31, 2015, there was $686 million of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 2.5 years. The total fair value of RSRs that vested during 2015, 2014 and 2013 was $1.4 billion, $1.0 billion and $472 million, respectively.

Performance Share Awards
Holders of PSAs are entitled to the related shares of common stock at no cost subject to the Company's achievement of specified performance criteria over a three-year period. PSAs are granted at a target number; based on the Company's performance, the number of awards that vest can be adjusted downward to zero and upward to a maximum of either 125% or 150% of target. The awards vest in the quarter after the end of the performance period. For PSAs whose performance period ended December 31, 2015, the determination of the number of performance shares that will vest will occur in first quarter of 2016 after review of the Company’s performance by the Human Resources Committee of the Board of Directors. Beginning in 2013, PSAs granted include discretionary performance-based vesting conditions and are subject to variable accounting. For these awards, the associated compensation expense fluctuates with changes in our stock price and the estimated outcome of meeting the performance conditions. The total expense that will be recognized on these awards cannot be finalized until the determination of the awards that will vest.
A summary of the status of our PSAs at December 31, 2015, and changes during 2015 is in Table 19.4, based on the performance adjustments recognized as of December 2015.

Table 19.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2015	9,294,768	$36.87
Granted	3,530,859	45.52
Vested	(5,399,517)	37.75
Nonvested at December 31, 2015	7,426,110	40.34

(1)	Reflects approval date fair value for grants subject to variable accounting.

The weighted-average grant date fair value of performance awards granted during 2014 and 2013 was $36.87 and $33.56, respectively.
At December 31, 2015, there was $34 million of total unrecognized compensation cost related to nonvested performance awards. The cost is expected to be recognized over a weighted-average period of 1.7 years. The total fair value of PSAs that vested during 2015, 2014 and 2013 was $299 million, $262 million, and $168 million, respectively.

Stock Options
Table 19.5 summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.

Table 19.5: Stock Option Activity

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in yrs.)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2014	97,663,200	$43.40
Canceled or forfeited	(2,258,720)	238.54
Exercised	(20,084,720)	30.63
Options exercisable and outstanding as of December 31, 2015	75,319,760	40.96	2.0	$1,956
Director awards
Options outstanding as of December 31, 2014	391,547	32.07
Exercised	(84,657)	30.95
Options exercisable and outstanding as of December 31, 2015	306,890	32.37	1.5	7

The total intrinsic value of options exercised during 2015, 2014 and 2013 was $497 million, $805 million and $643 million, respectively.
Cash received from the exercise of stock options for 2015, 2014 and 2013 was $618 million, $1.2 billion and $1.6 billion, respectively.
We do not have a specific policy on repurchasing shares to satisfy share option exercises. Rather, we have a general policy on repurchasing shares to meet common stock issuance requirements for our benefit plans (including share option exercises), conversion of our convertible securities, acquisitions and other corporate purposes. Various factors determine the amount and timing of our share repurchases, including our capital requirements, the number of shares we expect to issue for acquisitions and employee benefit plans, market conditions (including the trading price of our stock), and regulatory and legal considerations. These factors can change at any time, and there can be no assurance as to the number of shares we will repurchase or when we will repurchase them.
The fair value of each option award granted on or after January 1, 2006, is estimated using a Black-Scholes valuation model. The expected term of reload options granted is generally based on the midpoint between the valuation date and the contractual termination date of the original option. Our expected volatilities are based on a combination of the historical volatility of our common stock and implied volatilities for traded options on our common stock. The risk-free rate is based on the U.S. Treasury zero-coupon yield curve in effect at the time of grant. Both expected volatility and the risk-free rates are based on a period commensurate with our expected term. The expected dividend is based on a fixed dividend amount.
Table 19.6 presents the weighted-average per share fair value of options granted and the assumptions used based on a Black-Scholes option valuation model. All of the options granted in 2013 resulted from the reload feature.
Table 19.6: Weighted-Average Per Share Fair Value of Options Granted

	Year ended December 31,
	2015	2014	2013
Per share fair value of options granted	$—	—	1.58
Expected volatility	—%	—	18.3
Expected dividends	$—	—	0.93
Expected term (in years)	—	—	0.5
Risk-free interest rate	—%	—	0.1

Employee Stock Ownership Plan
The Wells Fargo & Company 401(k) Plan (401(k) Plan) is a defined contribution plan with an Employee Stock Ownership Plan (ESOP) feature. The ESOP feature enables the 401(k) Plan to borrow money to purchase our preferred or common stock. From 1994 through 2015, with the exception of 2009, we loaned money to the 401(k) Plan to purchase shares of our ESOP preferred stock. As our employer contributions are made to the 401(k) Plan and are used by the 401(k) Plan to make ESOP loan payments, the ESOP preferred stock in the 401(k) Plan is released and converted into our common stock shares. Dividends on the common stock shares allocated as a result of the release and conversion of the ESOP preferred stock reduce retained earnings, and the shares are considered outstanding for computing earnings per share. Dividends on the unallocated ESOP preferred stock do not reduce retained earnings, and the shares are not considered to be common stock equivalents for computing earnings per share. Loan principal and interest payments are made from our employer contributions to the 401(k) Plan, along with dividends paid on the ESOP preferred stock. With each principal and interest payment, a portion of the ESOP preferred stock is released and converted to common stock shares, which are allocated to the 401(k) Plan participants and invested in the Wells Fargo ESOP Fund within the 401(k) Plan.
Table 19.7 presents the balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan.

Table 19.7: Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2015	2014	2013
Allocated shares (common)	137,418,176	136,801,782	137,354,139
Unreleased shares (preferred)	1,252,386	1,251,287	1,105,664
Fair value of unreleased ESOP preferred shares	$1,252	1,251	1,105

	Dividends paid
	Year ended December 31,
	2015	2014	2013
Allocated shares (common)	$201	186	159
Unreleased shares (preferred)	143	152	132

Deferred Compensation Plan for Independent Sales Agents
WF Deferred Compensation Holdings, Inc. is a wholly-owned subsidiary of the Parent formed solely to sponsor a deferred compensation plan for independent sales agents who provide investment, financial and other qualifying services for or with respect to participating affiliates.

The Nonqualified Deferred Compensation Plan for Independent Contractors, which became effective January 1, 2002, allowed participants to defer all or part of their eligible compensation payable to them by a participating affiliate. The plan was frozen for new compensation deferrals effective January 1, 2012. The Parent has fully and unconditionally guaranteed the deferred compensation obligations of WF Deferred Compensation Holdings, Inc. under the plan.